Revenue Recognition (Details) - Schedule of Revenue disaggregated by revenue source - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 234,458	$ 121,040
Systems [Member]
Disaggregation of Revenue [Line Items]
Total revenue	139,979	55,266
Ink and consumables [Member]
Disaggregation of Revenue [Line Items]
Total revenue	66,703	48,270
Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	14,620	10,566
Service contracts and software subscriptions [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 13,156	$ 6,938